Fees Summary	May 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 84,419,818.75
Total Fee Amount	11,658.38
Total Offset Amount	0.00
Net Fee	$ 11,658.38
Offering Table N/A
Offset Table N/A	N/A